                      SUPPLEMENT DATED DECEMBER 30, 2002

                                      To

                       MONY Variable Annuity Prospectus
                               Dated May 1, 2002

                                      For

             Individual Flexible Payment Variable Annuity Contract

                                   Issued By
                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 3--The following sentence is added after the second sentence in the "Benefit Option Packages" section:

   There are two benefit option packages available under Contracts issued in the state of Washington--see Appendix A for a table summarizing the benefit option packages.

Page 6--The following is added as an asterisk at the end of the Table of Fees:

   * For the Table of Fees applicable to Contracts issued in the state of Washington, see Appendix A.

Page 10--The following is added as an asterisk at the bottom of the first page of the Example:

   * For the example as it applies to Contracts issued in the state of Washington, see Appendix A.

Page 32--The following is added as an asterisk to the end of "Issue Ages" subsection of the "Detailed Information About the Contract" section:

   * For issue ages for the two benefit option packages available under Contracts issued in the state of Washington, see Appendix A.

Page 33--The following is added as an asterisk to the section on Non-Qualified Plans in the chart setting forth minimum purchase payments:

   * For Contracts issued in the state of Washington, the information regarding purchase payments for Option 3 would not apply.

Page 41--The following is added at the end of the second paragraph:

   For the chart relating to the death benefit under Contracts issued in the state of Washington, see Appendix A.

Page 43--The following is added as an asterisk at the end of the "Earnings Increase Death Benefit" section:

   * The Earnings Increase Death Benefit is not available under Contracts issued in the state of Washington.

Page 45--The following is added as an asterisk at the end of the "Charges and Deductions" section:

   * For the table summarizing charges and deductions, the "Deductions from Purchase Payments" section, the "Charges Against Fund Value" section, and the subsection relating to the Annual Contract Charge in the "Deductions from Fund Value" section for Contracts issued in the state of Washington, see Appendix A.

Page 51--The following is added as an asterisk at the end of the "Guaranteed Minimum Annuity Payments" section:

   * Guaranteed Minimum Annuity Payments are not available under Contracts issued in the state of Washington.

Registration No. 333-72632                     Form No. 14542 SL (Supp 12/30/02)
                                              Form No. 14552 SA (Supp 12/30/02)

--------------------------------------------------------------------------------
MONY Variable Annuity

--------------------------------------------------------------------------------
Appendix A
Supplement Dated December 30, 2002
to
Prospectus Dated May 1, 2002

AVAILABLE ONLY IN THE STATE OF WASHINGTON


--------------------------------------------------------------------------------
Flexible Payment Variable Annuity
Guaranteed Interest Account
  With Market Value Adjustment
Issued by
MONY Life Insurance Company of America
--------------------------------------------------------------------------------

                                  APPENDIX A

BENEFIT OPTION PACKAGES, TABLE OF FEES, EXAMPLES AND CHARGES AND DEDUCTIONS FOR CONTRACTS ISSUED IN THE STATE OF WASHINGTON

                            SUMMARY OF THE CONTRACT

Benefit Option Packages

   There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


                                   Option 1                                  Option 2
-------------------------------------------------------------------------------------------------------
Mortality and      Current annual rate--1.20%               Current annual rate--1.40%
Expense Risk       Maximum annual rate--1.40%               Maximum annual rate--1.95%
Charge
-------------------------------------------------------------------------------------------------------
Death Benefit on   The greater of:                          The greatest of:
Death of Annuitant (1) The Fund Value less any              (1) The Fund Value less any Outstanding
                   Outstanding Debt on the date due proof   Debt on the date due proof of the
                   of the Annuitant's death is received by  Annuitant's death is received by the
                   the Company.                             Company.
                   or                                       or
                   (2) The Purchase Payments paid, less any (2) The Purchase Payments paid, less any
                   partial surrenders and their Surrender   partial surrenders and their Surrender
                   Charges and less any Outstanding Debt.   Charges and less any Outstanding Debt.
                                                            or
                                                            (3) Step Up Value (See "Death Benefit")
-------------------------------------------------------------------------------------------------------
Minimum Initial    Qualified--The minimum purchase          Qualified--The minimum purchase
Purchase Payment   payment for qualified plans is the same  payment for qualified plans is the same for
                   for both options. See "Detailed          both options. See "Detailed Information
                   Information about the Policy".           about the Policy".

                   Non-Qualified--$5,000                    Non-Qualified --$10,000
-------------------------------------------------------------------------------------------------------
Issue Age          Qualified--0-80                          Qualified--0-79

                   Non-Qualified--0-80                      Non-Qualified--0-79
-------------------------------------------------------------------------------------------------------
Annual Contract    Current charge is $30.                   Current charge is $0.
Charge
                                                            The annual contract charge may be
                                                            increased to a maximum of $30 on 30
                                                            days written notice.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                        MONY AMERICA VARIABLE ACCOUNT A
                                 Table of Fees

Contractowner Transaction Expenses:
  Maximum Deferred Sales Load (Surrender Charge) (as a percentage
   of amount surrendered)...........................................    7%/(1)/
Maximum Annual Contract Charge:
  Option 1..........................................................  $30
  Option 2..........................................................  $30/(2)/
Maximum Transfer Charge.............................................  $25/(3)/

Separate Account Annual Expenses:
  Option 1
   Maximum Mortality and Expense Risk Fees.......................... 1.40%/(4)/
   Total Separate Account Annual Expenses........................... 1.40%/(4)/
  Option 2
   Maximum Mortality and Expense Risk Fees.......................... 1.95%/(5)/
   Total Separate Account Annual Expenses........................... 1.95%/(5)/

----------
/(1)/The Surrender Charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs.

     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. See "Charges against Fund Value -- Free Partial Surrender Amount".

/(2)/The Annual Contract Charge for Option 2 is currently $0. However, the
     Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. See "Deductions from Fund Value -- Annual Contract Charge".

/(3)/The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a contract year, which will not exceed $25. See "Deductions from Fund Value -- Transfer Charge".

/(4)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of the Separate Account.

/(5)/The Mortality and Expense Risk Charge is deducted daily equivalent to a current annual rate of 1.40% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of the Separate Account.

                                    Example

OPTION 1

   Under Option 1, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                              After   After   After   After
Subaccount                                    1 Year 3 Years 5 Years 10 Years
----------                                    ------ ------- ------- --------
Alger American Balanced......................  $86    $123    $163     $238
Alger American MidCap Growth.................   86     124     164      241
Enterprise Small Company Growth..............   88     131     175      264
Enterprise Small Company Value...............   86     125     165      243
Enterprise Equity Income.....................   86     124     164      241
Enterprise Growth............................   86     123     162      237
Enterprise Growth and Income.................   86     123     163      238
Enterprise Global Socially Responsive........   90     136     184      284
Enterprise Managed...........................   86     123     162      237
Enterprise Multi-Cap Growth..................   88     131     175      264
Enterprise Total Return......................   83     114     147      203
INVESCO VIF -- Financial Services............   88     130     173      261
INVESCO VIF -- Health Sciences...............   88     129     173      260
INVESCO VIF -- Telecommunications............   88     130     174      263
Janus Aspen Series Capital Appreciation......   86     125     165      244
Janus Aspen Series Flexible Income...........   86     125     165      244
Janus Aspen Series International Growth......   87     127     168      249
Lord Abbett Bond-Debenture...................   86     123     163      238
Lord Abbett Growth and Income................   87     127     168      250
Lord Abbett Mid-Cap Value....................   85     128     172      261
MFS Mid Cap Growth...........................   83     122     162      241
MFS New Discovery............................   85     127     170      257
MFS Total Return.............................   86     125     164      242
MFS Utilities................................   86     126     166      246
MONY Government Securities...................   83     117     151      214
MONY Long Term Bond..........................   83     117     151      214
MONY Money Market............................   82     114     146      202
PBHG Mid-Cap Value...........................   89     133     179      274
PBHG Select Value............................   86     124     163      239
PIMCO Global Bond............................   86     125     165      243
PIMCO Real Return............................   84     118     153      218
PIMCO StocksPLUS Growth and Income...........   84     118     154      219
Van Kampen UIF Emerging Markets Equity.......   95     152     210      336
Van Kampen UIF Global Value Equity...........   88     132     177      269
Van Kampen UIF U.S. Real Estate..............   88     131     175      264

   Under Option 1, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                        After   After   After   After
Subaccount                              1 Year 3 Years 5 Years 10 Years
----------                              ------ ------- ------- --------
Alger American Balanced................  $21     $64    $110     $238
Alger American MidCap Growth...........   21      65     112      241
Enterprise Small Company Growth........   23      72     123      264
Enterprise Small Company Value.........   21      66     113      243
Enterprise Equity Income...............   21      65     112      241
Enterprise Growth......................   21      64     110      237
Enterprise Growth and Income...........   21      64     110      238
Enterprise Global Socially Responsive..   26      81     138      293
Enterprise Managed.....................   21      64     110      237
Enterprise Multi-Cap Growth............   23      72     123      264
Enterprise Total Return................   18      55      94      203
INVESCO VIF--Financial Services........   23      71     122      261
INVESCO VIF--Health Sciences...........   23      71     121      260
INVESCO VIF--Telecommunications........   23      72     123      263
Janus Aspen Series Capital Appreciation   21      66     113      244
Janus Aspen Series Flexible Income.....   21      66     113      244
Janus Aspen Series International Growth   22      68     116      249
Lord Abbett Bond-Debenture.............   21      64     110      238
Lord Abbett Growth and Income..........   22      68     116      250
Lord Abbett Mid-Cap Value..............   20      69     120      261
MFS Mid Cap Growth.....................   18      63     110      241
MFS New Discovery......................   20      68     118      257
MFS Total Return.......................   21      65     112      242
MFS Utilities..........................   22      67     114      246
MONY Government Securities.............   18      57      99      214
MONY Long Term Bond....................   18      57      99      214
MONY Money Market......................   17      54      93      202
PBHG Mid-Cap Value.....................   24      75     128      274
PBHG Select Value......................   21      65     111      239
PIMCO Global Bond......................   21      66     113      243
PIMCO Real Return......................   19      58     101      218
PIMCO StocksPLUS Growth and Income.....   19      59     101      219
Van Kampen UIF Emerging Markets Equity.   31      94     160      336
Van Kampen UIF Global Value Equity.....   24      73     126      269
Van Kampen UIF U.S. Real Estate........   23      72     123      264

OPTION 2

   Under Option 2, if you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                        After   After   After   After
Subaccount                              1 Year 3 Years 5 Years 10 Years
----------                              ------ ------- ------- --------
Alger American Balanced................  $88    $129    $172     $258
Alger American MidCap Growth...........   88     130     174      262
Enterprise Small Company Growth........   90     136     184      284
Enterprise Small Company Value.........   88     131     175      264
Enterprise Equity Income...............   88     130     174      262
Enterprise Growth......................   87     129     172      257
Enterprise Growth and Income...........   88     129     172      258
Enterprise Global Socially Responsive..   93     145     198      313
Enterprise Managed.....................   87     129     172      257
Enterprise Multi-Cap Growth............   90     136     184      284
Enterprise Total Return................   85     120     156      224
INVESCO VIF--Financial Services........   90     135     183      281
INVESCO VIF--Health Sciences...........   90     135     182      280
INVESCO VIF--Telecommunications........   90     136     184      283
Janus Aspen Series Capital Appreciation   88     131     175      265
Janus Aspen Series Flexible Income.....   88     131     175      265
Janus Aspen Series International Growth   89     132     177      270
Lord Abbett Bond-Debenture.............   88     129     172      258
Lord Abbett Growth and Income..........   89     132     178      271
Lord Abbett Mid-Cap Value..............   87     133     181      281
MFS Mid Cap Growth.....................   85     128     172      261
MFS New Discovery......................   87     132     180      277
MFS Total Return.......................   88     130     174      263
MFS Utilities..........................   88     131     176      267
MONY Government Securities.............   85     123     161      235
MONY Long Term Bond....................   85     123     161      235
MONY Money Market......................   84     119     156      223
PBHG Mid-Cap Value.....................   91     139     189      293
PBHG Select Value......................   88     129     173      260
PIMCO Global Bond......................   88     131     175      264
PIMCO Real Return......................   86     124     163      239
PIMCO StocksPLUS Growth and Income.....   86     124     164      240
Van Kampen UIF Emerging Markets Equity.   97     157     219      355
Van Kampen UIF Global Value Equity.....   90     138     186      289
Van Kampen UIF U.S. Real Estate........   90     136     184      284

   Under Option 2, if you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.

                                        After   After   After   After
Subaccount                              1 Year 3 Years 5 Years 10 Years
----------                              ------ ------- ------- --------
Alger American Balanced................  $23    $ 70    $120     $258
Alger American MidCap Growth...........   23      71     122      262
Enterprise Small Company Growth........   25      78     133      284
Enterprise Small Company Value.........   23      72     123      264
Enterprise Equity Income...............   23      71     122      262
Enterprise Growth......................   23      70     120      257
Enterprise Growth and Income...........   23      70     120      258
Enterprise Global Socially Responsive..   28      87     148      313
Enterprise Managed.....................   23      70     120      257
Enterprise Multi-Cap Growth............   25      78     133      284
Enterprise Total Return................   20      61     105      224
INVESCO VIF--Financial Services........   25      77     132      281
INVESCO VIF--Health Sciences...........   25      77     131      280
INVESCO VIF--Telecommunications........   25      78     133      283
Janus Aspen Series Capital Appreciation   23      72     124      265
Janus Aspen Series Flexible Income.....   23      72     124      265
Janus Aspen Series International Growth   24      74     126      270
Lord Abbett Bond-Debenture.............   23      70     120      258
Lord Abbett Growth and Income..........   24      74     127      271
Lord Abbett Mid-Cap Value..............   22      75     130      281
MFS Mid Cap Growth.....................   20      69     120      261
MFS New Discovery......................   22      74     128      277
MFS Total Return.......................   23      72     123      263
MFS Utilities..........................   24      73     125      267
MONY Government Securities.............   21      63     109      235
MONY Long Term Bond....................   21      63     109      235
MONY Money Market......................   19      60     103      223
PBHG Mid-Cap Value.....................   26      81     138      293
PBHG Select Value......................   23      71     121      260
PIMCO Global Bond......................   23      72     123      264
PIMCO Real Return......................   21      65     111      239
PIMCO StocksPLUS Growth and Income.....   21      65     111      240
Van Kampen UIF Emerging Markets Equity.   33     100     170      355
Van Kampen UIF Global Value Equity.....   26      79     136      289
Van Kampen UIF U.S. Real Estate........   25      78     133      284

   The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (the Funds) expenses, are reflected in the examples. Expense reimbursements are reflected only in the years where there is a contractual obligation in effect. Not reflected in the examples which assume surrender at the end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                    DETAILED INFORMATION ABOUT THE CONTRACT

Payment and Allocation of Purchase Payments

  Issue Ages

   The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79.


                                     Option 1 Option 2
                          ----------------------------

                          Issue Ages   0-85     0-79

                                 DEATH BENEFIT

Death Benefit Provided by the Contract

   The Death Benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

                      Option 1                                                Option 2
-------------------------------------------------------------------------------------------------------------
The greater of:                                        The greatest of:
-------------------------------------------------------------------------------------------------------------
(1) The Fund Value less any Outstanding Debt on the    (1) The Fund Value less any Outstanding Debt on the
date due proof of the Annuitant's death is received by date due proof of the Annuitant's death is received by
the Company.                                           the Company.
-------------------------------------------------------------------------------------------------------------
or                                                     or
(2) The Purchase Payments paid, less any partial       (2) The Purchase Payments paid, less any partial
surrenders and their Surrender Charges and less any    surrenders and their Surrender Charges and less any
Outstanding Debt.                                      Outstanding Debt.
-------------------------------------------------------------------------------------------------------------
                                                       or
                                                       (3) Step Up Value (See "Step Up Value" -- page 41
                                                       of the Prospectus)
-------------------------------------------------------------------------------------------------------------

                            CHARGES AND DEDUCTIONS

   The following table summarizes the charges and deductions under the Contract:

                                 Deductions from Purchase Payments
-------------------------------------------------------------------------------------------------------
Tax Charge                                     Range for State and local -- 0% to 3.5%/(1)/.
                                               Federal -- Currently 0%
                                               (Company reserves the right to charge in the future.)
-------------------------------------------------------------------------------------------------------
                              Daily Deductions from Variable Account A
-------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                Option 1
Annual Rate deducted daily from net assets     Maximum daily rate -- 0.003836%
                                               Maximum annual rate -- 1.40%
                                               _____________________________________________________
                                               Option 2
                                               Maximum daily rate -- 0.005342%
                                               Maximum annual rate -- 1.95%
-------------------------------------------------------------------------------------------------------
                                     Deductions from Fund Value
-------------------------------------------------------------------------------------------------------
Annual Contract Charge                         Maximum Annual Contract Charge
Option 1 -- Current charge is $30.                Option 1 -- The maximum annual contract
                                               charge is $30.

Option 2 -- Current charge is $0.                 Option 2 -- The annual contract charge may
                                               be increased to a maximum of $30 on 30 days
                                               written notice.
-------------------------------------------------------------------------------------------------------
Transaction and Other Charges                  Maximum Transaction and Other Charges
Option 1 -- Current charge is $0.                 Option 1 -- The Company has reserved the
                                               right to impose a charge for each transfer after the
                                               first 12 transfers in a Contract Year which will not
                                               exceed $25.

Option 2 -- Current charge is $0.                 Option 2 -- The Company has reserved the
                                               right to impose a charge for each transfer after the
                                               first 12 transfers in a Contract Year which will not
                                               exceed $25.
-------------------------------------------------------------------------------------------------------
Surrender Charge                               See grading schedule and "Charges and
Grades from 7% to 0% of Fund Value surrendered Deductions -- Charges Against Fund Value" for
based on a schedule                            details of how it is computed.
-------------------------------------------------------------------------------------------------------

/(1)/   Company currently assumes responsibility; current charge to Owner 0%.

Deductions from Purchase Payments

   Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

Charges Against Fund Value

  Daily Deduction from MONY America Variable Account A

   Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected.

   Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. Of the 1.20% current mortality and expense risk charge, 0.90% is for assuming mortality risks, and 0.30% is for assuming expense risks. Of the 1.40% maximum mortality and expense risk charge, 0.95% is for assuming mortality risks, and 0.45% is for assuming expense risks. The mortality and expense risk charge is deducted from MONYAmerica Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

   Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. Of the 1.40% current mortality and expense risk charge, 0.95% is for assuming mortality risks, and 0.45% is for assuming expense risks. Of the 1.95% maximum mortality and expense risk charge, 1.30% is for assuming mortality risks, and 0.65% is for assuming expense risks. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003836% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

   The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

   The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

Deductions from Fund Value

   Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

   The Company intends to administer the Contract itself.

   The Annual Contract Charge depends upon the benefit option package selected.

                            Annual Contract Charge
             -------------------------------------------------------
                     Option 1                    Option 2
             -------------------------------------------------------
             Current charge is $30.      Current charge is $0.

             The maximum annual          The annual contract
             contract charge is $30.     charge may be increased
                                         to a maximum of $30.

   The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

   If applicable, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

   The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

                      SUPPLEMENT DATED DECEMBER 30, 2002

                                      To

                      Statement of Additional Information
                               Dated May 1, 2002

                                      For

                             MONY Variable Annuity

             Individual Flexible Payment Variable Annuity Contract

                                   Issued by
                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America

This is a Supplement to the Statement of Additional Information and contains information relating to Contracts issued in the State of Washington:

Page 5--The following is added as an asterisk to the "Money Market Subaccount" section:

   * For Money Market Subaccount yields under Contracts issued in the State of Washington, see Appendix A.

Page 6--The following is added as an asterisk to the "30-Day Yield" section:

   * For 30-day yields for the Long Term Bond and Government Securities Bond Subaccounts under Contracts issued in the State of Washington, see Appendix A.

Page 7--The following is added as an asterisk to the "Total Return" section:

   * For Subaccount total returns for Contracts issued in the State of Washington, see Appendix A.

333-72632                                      Form No. 14543 SL (Supp 12/30/02)

                                  APPENDIX A

                      Supplement Dated December 30, 2002
                                      to
                      Statement of Additional Information
                               Dated May 1, 2002

                             MONY Variable Annuity


                                   Issued by

                        MONY America Variable Account A
                                      and
                    MONY Life Insurance Company of America


AVAILABLE ONLY IN THE STATE OF WASHINGTON

                                     (A-1)

                               PERFORMANCE DATA

Money Market Subaccount

   For the seven-day period ended December 31, 2001, the yield was as follows:

                                                      Option 1 Option 2
                                                      -------- --------
7-day yield..........................................  0.24%    0.24%
7-day effective yield................................  0.24%    0.24%

Subaccounts Other Than MONY Market Subaccount

                        MONY AMERICA VARIABLE ACCOUNT A
                            YIELD FOR 30-DAY PERIOD

          Yield for 30 Days Ended December 31, 2001 Option 1 Option 2
          ----------------------------------------- -------- --------
          30-Day Yield:............................   4.20%    3.80%
          Total Return:............................   1.92%    1.52%

The 30-day yield is not indicative of future results.

                                     (A-2)

                        MONY AMERICA VARIABLE ACCOUNT A

                                 TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)
                                   OPTION 1

                                                                           For the
                                                                         Period Since
                                 For the       For the       For the      Inception
                               1 Year Ended 5 Years Ended 10 Years Ended   Through
                               December 31, December 31,   December 31,  December 31,
Subaccount                         2001         2001           2001          2001
----------                     ------------ ------------- -------------- ------------
Alger American Balanced.......       N/A          N/A           N/A           N/A
Alger American MidCap Growth..       N/A          N/A           N/A           N/A
Enterprise Small Company
  Growth......................    -11.70%         N/A           N/A         15.35%
Enterprise Small Company Value     -3.07%       14.14%        12.96%        13.11%
Enterprise Equity Income......    -18.07%         N/A           N/A         -2.21%
Enterprise Global Socially
  Responsive..................       N/A          N/A           N/A           N/A
Enterprise Growth.............    -19.76%         N/A           N/A          1.09%
Enterprise Growth & Income....    -19.11%         N/A           N/A          0.12%
Enterprise Managed............    -18.43%        3.57%        11.00%        13.23%
Enterprise Multi-Cap Growth...    -23.76%         N/A           N/A         20.27%
Enterprise Total Return.......       N/A          N/A           N/A           N/A
INVESCO VIF--Financial
  Services....................       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences..       N/A          N/A           N/A           N/A
INVESCO
  VIF--Telecommunications.....       N/A          N/A           N/A           N/A
Janus Aspen Series Capital
  Appreciation................       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible
  Income......................       N/A          N/A           N/A           N/A
Janus Aspen Series
  International Growth........       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture....       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income.       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value.....       N/A          N/A           N/A           N/A
MFS Mid Cap Growth............       N/A          N/A           N/A           N/A
MFS New Discovery.............       N/A          N/A           N/A           N/A
MFS Total Return..............       N/A          N/A           N/A           N/A
MFS Utilities.................       N/A          N/A           N/A           N/A
MONY Series Fund Government
  Securities..................     -1.78%        3.97%          N/A          4.82%
MONY Series Fund Long Term
  Bond........................     -2.08%        5.07%         6.56%         7.13%
PBHG Mid-Cap Value............       N/A          N/A           N/A           N/A
PBHG Select Value.............       N/A          N/A           N/A           N/A
PIMCO Global Bond.............       N/A          N/A           N/A           N/A
PIMCO Real Return.............       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and
  Income......................       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging
  Markets Equity..............       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value
  Equity......................       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real
  Estate......................       N/A          N/A           N/A           N/A

                                     (A-3)

                                 TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........    -11.94%         N/A           N/A         14.94%
Enterprise Small Company Value.........     -3.43%       13.74%        12.58%        12.73%
Enterprise Equity Income...............    -18.33%         N/A           N/A         -2.52%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -19.96%         N/A           N/A         -1.42%
Enterprise Growth & Income.............    -19.30%         N/A           N/A         -0.23%
Enterprise Managed.....................    -18.69%        3.21%        10.63%        12.85%
Enterprise Multi-Cap Growth............    -23.97%         N/A           N/A         19.85%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.     -2.14%        3.61%          N/A          4.47%
MONY Series Fund Long Term Bond........     -2.42%        4.70%         6.21%         6.78%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                     (A-4)

   The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the tables below.

                        MONY AMERICA VARIABLE ACCOUNT A

                         NON-STANDARDIZED TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 1

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.05%         N/A           N/A         16.54%
Enterprise Small Company Value.........     -3.93%       14.73%        12.96%        13.11%
Enterprise Equity Income...............    -11.89%         N/A           N/A         -0.56%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.72%         N/A           N/A          0.54%
Enterprise Growth & Income.............    -13.02%         N/A           N/A          1.71%
Enterprise Managed.....................    -12.28%        4.42%        11.00%        13.23%
Enterprise Multi-Cap Growth............    -18.01%         N/A           N/A         22.11%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      5.22%        4.81%          N/A          5.03%
MONY Series Fund Long Term Bond........      4.92%        5.87%         6.56%         7.13%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A


                                     (A-5)

                         NON-STANDARDIZED TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................       N/A          N/A           N/A           N/A
Alger American MidCap Growth...........       N/A          N/A           N/A           N/A
Enterprise Small Company Growth........     -5.31%         N/A           N/A         16.14%
Enterprise Small Company Value.........      3.57%       14.33%        12.58%        12.73%
Enterprise Equity Income...............    -12.18%         N/A           N/A         -0.88%
Enterprise Global Socially Responsive..       N/A          N/A           N/A           N/A
Enterprise Growth......................    -13.93%         N/A           N/A          0.23%
Enterprise Growth & Income.............    -13.23%         N/A           N/A          1.38%
Enterprise Managed.....................    -12.57%        4.08%        10.63%        12.85%
Enterprise Multi-Cap Growth............    -18.25%         N/A           N/A         21.70%
Enterprise Total Return................       N/A          N/A           N/A           N/A
INVESCO VIF--Financial Services........       N/A          N/A           N/A           N/A
INVESCO VIF--Health Sciences...........       N/A          N/A           N/A           N/A
INVESCO VIF--Telecommunications........       N/A          N/A           N/A           N/A
Janus Aspen Series Capital Appreciation       N/A          N/A           N/A           N/A
Janus Aspen Series Flexible Income.....       N/A          N/A           N/A           N/A
Janus Aspen Series International Growth       N/A          N/A           N/A           N/A
Lord Abbett Bond-Debenture.............       N/A          N/A           N/A           N/A
Lord Abbett Growth and Income..........       N/A          N/A           N/A           N/A
Lord Abbett Mid-Cap Value..............       N/A          N/A           N/A           N/A
MFS Mid Cap Growth.....................       N/A          N/A           N/A           N/A
MFS New Discovery......................       N/A          N/A           N/A           N/A
MFS Total Return.......................       N/A          N/A           N/A           N/A
MFS Utilities..........................       N/A          N/A           N/A           N/A
MONY Series Fund Government Securities.      4.86%        4.47%          N/A          4.69%
MONY Series Fund Long Term Bond........      4.58%        5.52%         6.21%         6.78%
PBHG Mid-Cap Value.....................       N/A          N/A           N/A           N/A
PBHG Select Value......................       N/A          N/A           N/A           N/A
PIMCO Global Bond......................       N/A          N/A           N/A           N/A
PIMCO Real Return......................       N/A          N/A           N/A           N/A
PIMCO StocksPlus Growth and Income.....       N/A          N/A           N/A           N/A
Van Kampen UIF Emerging Markets Equity.       N/A          N/A           N/A           N/A
Van Kampen UIF Global Value Equity.....       N/A          N/A           N/A           N/A
Van Kampen UIF U.S. Real Estate........       N/A          N/A           N/A           N/A

   The tables above reflect the same assumptions and results as the tables appearing on pages (4) and (5), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                     (A-6)

Other Non-Standardized Performance Data

                        MONY AMERICA VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and surrender at end of period)

                                   OPTION 1


                                                                           For the
                                                                         Period Since
                                 For the       For the       For the      Inception
                               1 Year Ended 5 Years Ended 10 Years Ended   Through
                               December 31, December 31,   December 31,  December 31,
Subaccount                         2001         2001           2001          2001
----------                     ------------ ------------- -------------- ------------
Alger American Balanced.......     -9.95%       12.13%        10.59%          9.45%
Alger American MidCap Growth..    -14.18%       13.01%          N/A          17.32%
Enterprise Small Company
  Growth......................    -11.70%         N/A           N/A          15.35%
Enterprise Small Company Value     -3.07%       14.14%        12.96%         13.11%
Enterprise Equity Income......    -18.07%         N/A           N/A          -2.21%
Enterprise Global Socially
  Responsive..................       N/A          N/A           N/A            N/A
Enterprise Growth.............    -19.76%         N/A           N/A          -1.09%
Enterprise Growth & Income....    -19.11%         N/A           N/A           0.12%
Enterprise Managed............    -18.43%        3.57%        11.00%         13.23%
Enterprise Multi-Cap Growth...    -23.76%         N/A           N/A          20.77%
Enterprise Total Return.......       N/A          N/A           N/A            N/A
INVESCO VIF--Financial
  Services....................    -17.23%         N/A           N/A           6.45%
INVESCO VIF--Health Sciences..    -19.72%         N/A           N/A          12.63%
INVESCO
  VIF--Telecommunications.....    -57.77%         N/A           N/A         -25.56%
Janus Aspen Series Capital
  Appreciation................    -28.11%         N/A           N/A          15.62%
Janus Aspen Series Flexible
  Income......................     -0.63%        5.09%          N/A           6.78%
Janus Aspen Series
  International Growth........    -29.53%        8.20%          N/A          11.92%
Lord Abbett Bond-Debenture....     -3.46%        2.78%         6.62%          8.20%
Lord Abbett Growth and Income.    -14.37%       10.07%        12.69%         12.66%
Lord Abbett Mid-Cap Value.....     -0.32%         N/A           N/A          19.99%
MFS Mid Cap Growth............    -24.31%         N/A           N/A         -17.14%
MFS New Discovery.............    -12.77%         N/A           N/A          12.18%
MFS Total Return..............     -7.96%        8.21%          N/A          11.55%
MFS Utilities.................    -30.43%        8.43%          N/A          13.12%
MONY Series Fund
  Government Securities.......     -1.78%        3.97%         4.54%          5.08%
MONY Series Fund Long Term
  Bond........................     -2.08%        5.07%         6.56%          8.39%
PBHG Mid-Cap Value............     -0.38%         N/A           N/A          21.22%
PBHG Select Value.............     -6.57%         N/A           N/A          14.06%
PIMCO Global Bond.............       N/A          N/A           N/A            N/A
PIMCO Real Return.............     -0.14%         N/A           N/A           6.00%
PIMCO StocksPlus Growth and
  Income......................    -18.69%         N/A           N/A           3.26%
Van Kampen UIF Emerging
  Markets Equity..............    -14.15%       -5.49%          N/A          -5.50%
Van Kampen UIF Global Value
  Equity......................    -14.61%         N/A           N/A           5.86%
Van Kampen UIF U.S. Real
  Estate......................      1.45%         N/A           N/A           6.14%

                                     (A-7)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and surrender at end of period)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2001         2001           2001          2001
----------                                    ------------ ------------- -------------- ------------
Alger American Balanced......................    -10.26%       11.74%        10.22%          9.08%
Alger American MidCap Growth.................    -14.44%       12.61%          N/A          16.92%
Enterprise Small Company Growth..............    -11.94%         N/A           N/A          14.94%
Enterprise Small Company Value...............     -3.43%       13.74%        12.58%         12.73%
Enterprise Equity Income.....................    -18.33%         N/A           N/A          -2.52%
Enterprise Global Socially Responsive........       N/A          N/A           N/A            N/A
Enterprise Growth............................    -19.96%         N/A           N/A          -1.42%
Enterprise Growth & Income...................    -19.30%         N/A           N/A          -0.23%
Enterprise Managed...........................    -18.69%        3.21%        10.63%         12.85%
Enterprise Multi-Cap Growth..................    -23.97%         N/A           N/A          19.85%
Enterprise Total Return......................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services..............    -17.49%         N/A           N/A           6.08%
INVESCO VIF--Health Sciences.................    -20.01%         N/A           N/A          12.24%
INVESCO VIF--Telecommunications..............    -57.88%         N/A           N/A         -25.79%
Janus Aspen Series Capital Appreciation......    -28.31%         N/A           N/A          15.23%
Janus Aspen Series Flexible Income...........     -0.99%        4.72%          N/A           6.42%
Janus Aspen Series International Growth......    -29.73%        7.84%          N/A          11.55%
Lord Abbett Bond-Debenture...................     -3.80%        2.42%         6.27%          7.84%
Lord Abbett Growth and Income................    -14.61%        9.69%        12.32%         12.28%
Lord Abbett Mid-Cap Value....................     -0.62%         N/A           N/A          19.58%
MFS Mid Cap Growth...........................    -24.56%         N/A           N/A         -17.38%
MFS New Discovery............................    -13.04%         N/A           N/A          11.79%
MFS Total Return.............................     -8.25%        7.82%          N/A          11.17%
MFS Utilities................................    -30.63%        8.06%          N/A          12.74%
MONY Series Fund Government Securities.......     -2.14%        3.61%         4.21%          4.75%
MONY Series Fund Long Term Bond..............     -2.42%        4.70%         6.21%          8.03%
PBHG Mid-Cap Value...........................     -0.77%         N/A           N/A          20.79%
PBHG Select Value............................     -6.89%         N/A           N/A          13.66%
PIMCO Global Bond............................       N/A          N/A           N/A            N/A
PIMCO Real Return............................     -0.47%         N/A           N/A           5.62%
PIMCO StocksPlus Growth and Income...........    -18.96%         N/A           N/A           2.92%
Van Kampen UIF Emerging Markets Equity.......    -14.42%       -5.79%          N/A          -5.80%
Van Kampen UIF Global Value Equity...........    -14.91%         N/A           N/A          -5.49%
Van Kampen UIF U.S. Real Estate..............      1.10%         N/A           N/A           5.78%

   The tables above assume that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the tables reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee") and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

                                     (A-8)

                        MONY AMERICA VARIABLE ACCOUNT A

                     HYPOTHETICAL HISTORICAL TOTAL RETURN

                   (assuming $1,000 payment at beginning of
                    period and Contract continues in force)

                                   OPTION 1


                                                                                    For the
                                                                                  Period Since
                                          For the       For the       For the      Inception
                                        1 Year Ended 5 Years Ended 10 Years Ended   Through
                                        December 31, December 31,   December 31,  December 31,
Subaccount                                  2001         2001           2001          2001
----------                              ------------ ------------- -------------- ------------
Alger American Balanced................     -3.17%       12.75%        10.59%          9.45%
Alger American MidCap Growth...........     -7.72%       13.61%          N/A          17.32%
Enterprise Small Company Growth........     -5.05%         N/A           N/A          16.54%
Enterprise Small Company Value.........      3.93%       14.73%        12.96%         13.11%
Enterprise Equity Income...............    -11.89%         N/A           N/A          -0.56%
Enterprise Global Socially Responsive..       N/A          N/A           N/A            N/A
Enterprise Growth......................    -13.72%         N/A           N/A           0.54%
Enterprise Growth & Income.............    -13.02%         N/A           N/A           1.71%
Enterprise Managed.....................    -12.28%        4.42%        11.00%         13.23%
Enterprise Multi-Cap Growth............    -18.01%         N/A           N/A          22.11%
Enterprise Total Return................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services........    -11.00%         N/A           N/A           8.84%
INVESCO VIF--Health Sciences...........    -13.67%         N/A           N/A          13.33%
INVESCO VIF--Telecommunications........    -54.59%         N/A           N/A         -23.51%
Janus Aspen Series Capital Appreciation    -22.70%         N/A           N/A          16.24%
Janus Aspen Series Flexible Income.....      6.37%        5.89%          N/A           6.78%
Janus Aspen Series International Growth    -24.22%        8.92%          N/A          12.04%
Lord Abbett Bond-Debenture.............      3.54%        3.66%         6.62%          8.20%
Lord Abbett Growth and Income..........     -7.92%       10.74%        12.69%         12.66%
Lord Abbett Mid-Cap Value..............      6.68%         N/A           N/A          22.03%
MFS Mid Cap Growth.....................    -18.61%         N/A           N/A         -13.45%
MFS New Discovery......................     -6.20%         N/A           N/A          13.16%
MFS Total Return.......................     -1.03%        8.93%          N/A          11.77%
MFS Utilities..........................    -25.19%        9.14%          N/A          13.32%
MONY Series Fund Government Securities.      5.22%        4.81%         4.54%          5.08%
MONY Series Fund Long Term Bond........      4.92%        5.87%         6.56%          8.39%
PBHG Mid-Cap Value.....................      6.62%         N/A           N/A          22.29%
PBHG Select Value......................      0.43%         N/A           N/A          14.84%
PIMCO Global Bond......................       N/A          N/A           N/A            N/A
PIMCO Real Return......................      6.86%         N/A           N/A           8.44%
PIMCO StocksPlus Growth and Income.....    -12.57%         N/A           N/A           4.39%
Van Kampen UIF Emerging Markets Equity.     -7.68%       -4.51%          N/A          -4.77%
Van Kampen UIF Global Value Equity.....     -8.18%         N/A           N/A           6.65%
Van Kampen UIF U.S. Real Estate........      8.45%         N/A           N/A           6.95%

                                     (A-9)

                     HYPOTHETICAL HISTORICAL TOTAL RETURN
(assuming $1,000 payment at beginning of period and Contract continues in force)

                                   OPTION 2
      (Benefit Option Package which includes Step Up Value Death Benefit)

                                                                                          For the
                                                                                        Period Since
                                                For the       For the       For the      Inception
                                              1 Year Ended 5 Years Ended 10 Years Ended   Through
                                              December 31, December 31,   December 31,  December 31,
Subaccount                                        2001         2001           2001          2001
----------                                    ------------ ------------- -------------- ------------
Alger American Balanced......................     -3.50%       12.37%        10.22%          9.08%
Alger American MidCap Growth.................     -8.00%       13.23%          N/A          16.92%
Enterprise Small Company Growth..............     -5.31%         N/A           N/A          16.14%
Enterprise Small Company Value...............      3.57%       14.33%        12.58%         12.73%
Enterprise Equity Income.....................    -12.18%         N/A           N/A          -0.88%
Enterprise Global Socially Responsive........       N/A          N/A           N/A            N/A
Enterprise Growth............................    -13.93%         N/A           N/A           0.23%
Enterprise Growth & Income...................    -13.23          N/A           N/A           1.38%
Enterprise Managed...........................    -12.57%        4.08%        10.63%         12.85%
Enterprise Multi-Cap Growth..................    -18.25%         N/A           N/A          21.70%
Enterprise Total Return......................       N/A          N/A           N/A            N/A
INVESCO VIF--Financial Services..............    -11.27%         N/A           N/A           8.49%
INVESCO VIF--Health Sciences.................    -13.98%         N/A           N/A          12.95%
INVESCO VIF--Telecommunications..............    -54.71%         N/A           N/A         -23.75%
Janus Aspen Series Capital Appreciation......    -22.92%         N/A           N/A          15.86%
Janus Aspen Series Flexible Income...........      6.01%        5.54%          N/A           6.42%
Janus Aspen Series International Growth......    -24.44%        8.57%          N/A          11.67%
Lord Abbett Bond-Debenture...................      3.20%        3.32%         6.27%          7.84%
Lord Abbett Growth and Income................     -8.18%       10.37%        12.32%         12.28%
Lord Abbett Mid-Cap Value....................      6.38%         N/A           N/A          21.64%
MFS Mid Cap Growth...........................    -18.88%         N/A           N/A         -13.70%
MFS New Discovery............................     -6.49%         N/A           N/A          12.79%
MFS Total Return.............................     -1.35%        8.55%          N/A          11.40%
MFS Utilities................................    -25.41%        8.78%          N/A          12.95%
MONY Series Fund Government Securities.......      4.86%        4.47%         4.21%          4.75%
MONY Series Fund Long Term Bond..............      4.58%        5.52%         6.21%          8.01%
PBHG Mid-Cap Value...........................      6.23%         N.A           N/A          21.88%
PBHG Select Value............................      0.11%         N/A           N/A          14.45%
PIMCO Global Bond............................       N/A          N/A           N/A            N/A
PIMCO Real Return............................      6.53%         N/A           N/A           8.07%
PIMCO StocksPlus Growth and Income...........    -12.86%         N/A           N/A           4.05%
Van Kampen UIF Emerging Markets Equity.......     -7.98%       -4.82%          N/A          -5.07%
Van Kampen UIF Global Value Equity...........     -8.50%         N/A           N/A           6.29%
Van Kampen UIF U.S. Real Estate..............      8.10%         N/A           N/A           6.61%

   The tables above reflect the same assumptions and results as the tables appearing on pages (8) and (9), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the tables above reflect the total return a Contractholder would have received during that period if he did not surrender his Contract.

   The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                    (A-10)